Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Summary of the Allowance for Doubtful Accounts	The following table summarizes the rollforward of the allowance for doubtful accounts for the years ended December 31, 2021 and 2020:

	Year ended December 31,
	2021	2020
Beginning balance	$(1,846)	$(316)
Bad debt expense, net of recoveries	1,164	(2,778)
Write-offs	16	1,248

Ending balance	$(666)	$(1,846)